Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

	December 31,
	2011	2010
Buildings and leasehold improvements	$822,122	$680,879
Furniture, fixtures and equipment	349,750	316,749

Total	1,171,872	997,628
Less: Accumulated depreciation	(315,198)	(283,080)

Property and equipment, net	$856,674	$714,548